Vessels, Net	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Vessels, Net	Vessels, Net
Vessels, net are comprised of the following:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2020	$1,357,460	$(415,296)	$942,164
Transfer from Advances for vessels (Note 5)	36,505	—	36,505
Transfer to Assets Held for Sale (Note 6)	(152,174)	64,207	(87,967)
Depreciation expense	—	(39,153)	(39,153)
Balance, September 30, 2021	$1,241,791	$(390,242)	$851,549

Transfer from Advances for vessels represent advances paid for vessels under construction and vessels acquisitions which were delivered to the Company, completed vessel improvements in respect of ballast water treatment systems (“BWTS”) and sulfur oxide exhaust gas cleaning systems (“Scrubbers”).

•During the nine-month period ended September 30, 2021 the Company accepted delivery of Paraskevi 2 and Koulitsa 2.

Consistent with prior practices, we reviewed all our vessels for impairment and none were found to be impaired as at December 31, 2020 and September 30, 2021.

As of September 30, 2021, 23 vessels owned by the Company, including vessels held for sale, with a carrying value of $499,138 had been provided as collateral to secure, through first priority mortgages, certain of the Company’s loans and credit facilities while for 12 vessels with a carrying value of $305,346, title of ownership is held by the relevant lender to secure the relevant sale and lease back financing transactions.